Revenue - Collaboration Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Collaboration Revenue	$ 1,353	$ 876	$ 727
Enhertu, alliance revenue
Revenues
Collaboration Revenue	519	193	94
Tezspire, alliance revenue
Revenues
Collaboration Revenue	79
Roxadustat, alliance revenue
Revenues
Collaboration Revenue	5	6	30
Lynparza-Koselugo (MSD), regulatory milestone
Revenues
Collaboration Revenue	355		160
Lynparza-Koselugo (MSD), sales-related milestones
Revenues
Collaboration Revenue		400	300
Tralokinumab, sales milestone
Revenues
Collaboration Revenue	110
Vaxzevria, royalties
Revenues
Collaboration Revenue	76	64
Other royalty income
Revenues
Collaboration Revenue	72	74	62
Nexium, sale of rights
Revenues
Collaboration Revenue	62	75
Other Collaboration Revenue
Revenues
Collaboration Revenue	75	64	81
Profit share revenue from product sales by collaboration partners
Revenues
Collaboration Revenue	$ 607	$ 200	$ 128